Long Term Debt (Details Narrative) (10-K) - USD ($)	1 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2019	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Oct. 30, 2018	Dec. 31, 2016	May 31, 2016
Convertible promissory notes							$ 181,500
Debt instrument maturity date							May 31, 2019
Credit card obligation						$ 25,272
Long term debt related party				$ 522,552		522,552	$ 222,552
Mr. Prashant Patel [Member]
Due to related parties						0	$ 62,500
Related Party Promissory Note [Member] | Mr. Suren Ajjarapu [Member]
Debt instrument maturity date				Jul. 01, 2020
Interest rate				6.00%
Long term debt related party				$ 100,000
Related Party Promissory Note [Member] | Mr. Prashant Patel [Member]
Debt instrument maturity date				Jul. 01, 2020
Interest rate				6.00%
Due to related parties						122,552
Long term debt related party				$ 122,552
Related Party Promissory Note [Member] | NPR Investment Group, LLC [Member]
Debt instrument face amount		$ 250,000				80,000
Related Party Promissory Note [Member] | Sansur Associates, LLC [Member]
Debt instrument term		3 years
Interest rate		6.00%
Related Party Promissory Note [Member] | Sansur Associates, LLC [Member] | Mr. Suren Ajjarapu [Member]
Short term promissory note		$ 100,000
Related Party Promissory Note [Member] | Sansur Associates, LLC [Member] | Mr. Prashant Patel [Member]
Short term promissory note		$ 80,000
Related Party Promissory Note [Member] | Specialty Pharmacy, LLC [Member] | Nikul Panchal [Member]
Debt instrument maturity date	Oct. 15, 2021
Interest rate								10.00%
Proceeds from issuance of promissory note	$ 300,000
Promissory Note [Member]
Debt instrument face amount			$ 189,000		$ 47,000				$ 250,000	$ 250,000
Debt instrument term			494 days		1 year
Proceeds from issuance of promissory note			$ 150,000
Promissory Note [Member] | Related Party Promissory Note [Member]
Debt instrument face amount						$ 17,280